Annual Total Returns[BarChart] - NVIT AllianzGI International Growth Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.32%)	15.92%	21.36%	(1.01%)	(0.49%)	(2.12%)	25.77%	(16.46%)	33.15%	51.04%